Strategic investments - Additional information (Details) - CAD ($)	1 Months Ended				12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Payments for purchase of investments					$ 10,588,857	$ 4,158,240
Accounts receivable	$ 893,000					893,000
Number of instruments exercised					(16,250,000)
Proceeds from exercise of warrants					$ 13,085,197	5,623,322
Gain From Initial Recognition Of Warrants Deferred					$ 510,573	$ 859,998
HPQ Silicon Resources Inc. ("HPQ") shares - level 1
Disclosure of detailed information about financial instruments [line items]
Number of instruments purchased	2,687,000	4,000,000		1,200,000	8,268,000	7,887,000
Payments for purchase of investments	$ 1,495,742				$ 8,070,109
Number of instruments received to settle trade receivables from HPQ			4,394,600			4,394,600
Number of instruments disposed	16,429,400				12,755,600	17,241,400
Decrease in investments through disposals	$ 10,798,056				$ 14,252,732	$ 10,798,056
Gain on disposal of investments	$ 6,773,512				$ 9,893,900
Accounts receivable			$ 395,414
Number of instruments exercised					16,250,000	1,500,000
HPQ warrants - level 3
Disclosure of detailed information about financial instruments [line items]
Number of instruments purchased		4,000,000		1,200,000	0	5,200,000
Number of instruments received to settle trade receivables from HPQ			4,394,600			4,394,600
Number of instruments disposed					0	0
Decrease in investments through disposals					$ 0	$ 0
Number of instruments exercised	1,500,000				16,250,000	1,500,000
Proceeds from exercise of warrants	$ 202,500				$ 2,518,750
Gain From Initial Recognition Of Warrants Deferred					$ 9,181,250
HPQ Silicon Resources Inc.
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest held	11.55%				9.64%	11.55%
Payments for purchase of investments		$ 2,400,000
Gain From Initial Recognition Of Warrants Deferred				$ 60,000